UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22338

Legg Mason Global Asset Management Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: September 30, 2013

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

LEGG MASON BATTERYMARCH INTERNATIONAL EQUITY TRUST

FORM N-Q

SEPTEMBER 30, 2013

LEGG MASON BATTERYMARCH INTERNATIONAL EQUITY TRUST

Schedule of investments (unaudited)	September 30, 2013

SECURITY	SHARES	VALUE
COMMON STOCKS - 95.0%
CONSUMER DISCRETIONARY - 11.1%
Auto Components - 2.6%
Aisin Seiki Co., Ltd.	22,000	$942,924	(a)
Continental AG	13,611	2,306,942	(a)
Koito Manufacturing Co., Ltd.	62,000	1,181,484	(a)
NHK Spring Co., Ltd.	110,400	1,135,730	(a)
Stanley Electric Co., Ltd.	38,000	810,339	(a)
Valeo SA	14,085	1,202,739	(a)
Yokohama Rubber Co., Ltd.	134,000	1,327,153	(a)

Total Auto Components		8,907,311

Automobiles - 3.1%
Fuji Heavy Industries Ltd.	87,000	2,420,140	(a)
Geely Automobile Holdings Ltd.	1,960,000	1,010,375	(a)
Honda Motor Co., Ltd.	25,400	970,669	(a)
Hyundai Motor Co.	6,261	1,463,053	(a)
Toyota Motor Corp.	71,275	4,570,947	(a)

Total Automobiles		10,435,184

Hotels, Restaurants & Leisure - 0.5%
Paddy Power PLC	10,956	877,129	(a)
SJM Holdings Ltd.	224,000	631,278	(a)

Total Hotels, Restaurants & Leisure		1,508,407

Household Durables - 1.1%
Barratt Developments PLC	314,342	1,570,421	*(a)
Persimmon PLC	51,248	901,001	(a)
Sekisui Chemical Co., Ltd.	119,000	1,215,455	(a)

Total Household Durables		3,686,877

Leisure Equipment & Products - 0.6%
Amer Sports Oyj	33,300	675,749
Namco Bandai Holdings Inc.	65,700	1,228,817	(a)

Total Leisure Equipment & Products		1,904,566

Media - 1.5%
British Sky Broadcasting Group PLC	47,129	664,269	(a)
ProSiebenSat.1 Media AG	26,729	1,134,642	(a)
Reed Elsevier NV	64,177	1,289,793	(a)
Wolters Kluwer NV	52,206	1,344,280	(a)
Zon Optimus SGPS SA	123,700	736,559	(a)

Total Media		5,169,543

Multiline Retail - 0.6%
Canadian Tire Corp., Ltd., Class A Shares	7,800	690,835
Next PLC	15,896	1,329,129	(a)

Total Multiline Retail		2,019,964

Specialty Retail - 0.2%
Nitori Holdings Co., Ltd.	9,050	830,103	(a)

Textiles, Apparel & Luxury Goods - 0.9%
Compagnie Financiere Richemont SA	13,729	1,372,035	(a)
Swatch Group AG	2,612	1,685,005	(a)

Total Textiles, Apparel & Luxury Goods		3,057,040

TOTAL CONSUMER DISCRETIONARY		37,518,995

CONSUMER STAPLES - 8.9%
Beverages - 0.7%
Anheuser-Busch InBev NV	17,425	1,731,920	(a)
Diageo PLC	18,598	590,982	(a)

Total Beverages		2,322,902

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH INTERNATIONAL EQUITY TRUST

Schedule of investments (unaudited) (cont’d)	September 30, 2013

SECURITY	SHARES	VALUE
Food & Staples Retailing - 2.8%
Carrefour SA	52,500	$1,799,341	(a)
Distribuidora Internacional de Alimentacion SA	178,898	1,557,444	(a)
J Sainsbury PLC	266,200	1,687,175
Koninklijke Ahold NV	112,607	1,951,101	(a)
Metro AG	27,047	1,073,110	(a)
Tesco PLC	232,445	1,351,311	(a)

Total Food & Staples Retailing		9,419,482

Food Products - 3.5%
Danone SA	27,080	2,038,957	(a)
Kerry Group PLC, Class A Shares	22,536	1,373,416	(a)
Nestle SA, Registered Shares	64,492	4,517,157	(a)
Toyo Suisan Kaisha Ltd.	34,000	999,439	(a)
Unilever NV, CVA	80,597	3,136,450	(a)

Total Food Products		12,065,419

Personal Products - 0.6%
L’Oreal SA	11,770	2,022,141	(a)

Tobacco - 1.3%
British American Tobacco PLC	38,843	2,061,028	(a)
Japan Tobacco Inc.	34,600	1,249,337	(a)
Swedish Match AB	32,700	1,154,270	(a)

Total Tobacco		4,464,635

TOTAL CONSUMER STAPLES		30,294,579

ENERGY - 7.6%
Energy Equipment & Services - 1.6%
Core Laboratories NV	7,600	1,285,996
John Wood Group PLC	88,881	1,155,273	(a)
SBM Offshore NV	66,700	1,321,493	*
ShawCor Ltd.	22,600	953,103
TGS Nopec Geophysical Co. ASA	20,808	613,643	(a)

Total Energy Equipment & Services		5,329,508

Oil, Gas & Consumable Fuels - 6.0%
Afren PLC	549,655	1,231,067	*(a)
BG Group PLC	87,290	1,668,666	(a)
BP PLC	411,669	2,888,219	(a)
Cairn Energy PLC	225,500	957,777	*(a)
Idemitsu Kosan Co., Ltd.	12,400	1,075,437	(a)
Inpex Holdings Inc.	62,800	742,359	(a)
JX Holdings Inc.	231,300	1,202,913	(a)
OMV AG	27,026	1,335,575	(a)
Royal Dutch Shell PLC, Class A Shares	82,389	2,717,900	(a)
Royal Dutch Shell PLC, Class B Shares	48,134	1,663,636	(a)
Suncor Energy Inc.	27,400	979,702
Total SA	49,359	2,868,811	(a)
Woodside Petroleum Ltd.	34,200	1,222,945	(a)

Total Oil, Gas & Consumable Fuels		20,555,007

TOTAL ENERGY		25,884,515

FINANCIALS - 25.0%
Capital Markets - 2.1%
3i Group PLC	196,200	1,155,894	(a)
Credit Suisse Group AG, Registered Shares	43,852	1,343,768	(a)
Daiwa Securities Group Inc.	189,000	1,705,383	(a)
Nomura Holdings Inc.	244,400	1,908,440	(a)

UBS AG, Registered Shares	39,726	812,720	*(a)

Total Capital Markets		6,926,205

Commercial Banks - 12.2%
Aozora Bank Ltd.	365,000	1,083,523	(a)

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH INTERNATIONAL EQUITY TRUST

Schedule of investments (unaudited) (cont’d)	September 30, 2013

SECURITY	SHARES	VALUE
Commercial Banks - 12.2% (continued)
Australia & New Zealand Banking Group Ltd.	80,128	$2,302,641	(a)
Banco Santander SA	181,194	1,485,405	(a)
Barclays PLC	288,489	1,241,206	(a)
BNP Paribas SA	21,119	1,429,455	(a)
BOC Hong Kong Holdings Ltd.	252,000	810,068	(a)
Commonwealth Bank of Australia	24,762	1,646,049	(a)
Credit Agricole SA	149,614	1,651,010	*(a)
Danske Bank A/S	50,553	1,088,433	*
DNB NOR ASA	107,200	1,628,285	(a)
HSBC Holdings PLC	356,492	3,863,380	(a)
ICICI Bank Ltd., ADR	24,300	740,664
Lloyds TSB Group PLC	1,981,816	2,364,433	*(a)
Mitsubishi UFJ Financial Group Inc.	337,900	2,167,577	(a)
Mizuho Financial Group Inc.	849,900	1,849,950	(a)
Natixis	229,054	1,097,041	(a)
Nordea Bank AB	191,071	2,308,509	(a)
SinoPac Holdings Co., Ltd.	2,485,336	1,140,757	(a)
Skandinaviska Enskilda Banken AB	173,823	1,842,526	(a)
Societe Generale	36,024	1,796,595	(a)
State Bank of India, GDR	11,400	593,316	(a)
Sumitomo Mitsui Financial Group Inc.	45,300	2,199,223	(a)
Svenska Handelsbanken AB	25,289	1,082,020	(a)
Swedbank AB, Class A Shares	44,822	1,045,350	(a)
Turkiye Is Bankasi, Class C Shares	150,382	397,828	(a)
VTB Bank OJSC	137,659,968	180,748	(a)
Westpac Banking Corp.	74,394	2,273,376	(a)

Total Commercial Banks		41,309,368

Consumer Finance - 0.4%
ORIX Corp.	90,700	1,484,458	(a)

Diversified Financial Services - 1.1%
London Stock Exchange Group PLC	67,900	1,689,588	(a)
Moscow Exchange	470,600	898,846	(a)
Pohjola Bank PLC	70,323	1,168,690	(a)

Total Diversified Financial Services		3,757,124

Insurance - 7.7%
Admiral Group PLC	58,609	1,170,190	(a)
Ageas	29,500	1,195,107	(a)
AIA Group Ltd.	355,800	1,675,006	(a)(b)
Allianz AG, Registered Shares	18,022	2,833,126	(a)
AXA SA	65,772	1,526,384	(a)
CNP Assurances	46,132	831,463	(a)
Dai-ichi Life Insurance Co., Ltd.	62,200	891,559	(a)
Gjensidige Forsikring ASA	55,411	836,916	(a)
Hannover Rueck SE	14,793	1,087,963	(a)
Legal & General Group PLC	421,734	1,341,485	(a)
Muenchener Rueckversicherungs-Gesellschaft AG (MunichRe), Registered Shares	11,983	2,343,940	(a)
Prudential PLC	92,171	1,718,306	(a)
Sanlam Ltd.	156,618	730,748	(a)
SCOR SE	50,201	1,663,549	(a)
Sony Financial Holdings Inc.	59,300	1,090,347	(a)
Swiss Re AG	22,163	1,833,234	*(a)
T&D Holdings Inc.	97,400	1,210,104	(a)
Tokio Marine Holdings Inc.	30,600	1,003,842	(a)
Zurich Insurance Group AG	3,661	942,872	*(a)

Total Insurance		25,926,141

Real Estate Investment Trusts (REITs) - 0.2%
GPT Group	191,702	622,422	(a)

Real Estate Management & Development - 1.3%
China Overseas Land & Investment Ltd.	428,000	1,262,259	(a)
Shimao Property Holdings Ltd.	307,000	712,329	(a)
Tokyu Land Corp.	109,000	1,128,313	(a)

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH INTERNATIONAL EQUITY TRUST

Schedule of investments (unaudited) (cont’d)	September 30, 2013

SECURITY	SHARES	VALUE
Real Estate Management & Development - 1.3% (continued)
Wheelock & Co., Ltd.	258,000	$1,372,198	(a)

Total Real Estate Management & Development		4,475,099

TOTAL FINANCIALS		84,500,817

HEALTH CARE - 10.5%
Biotechnology - 0.4%
Grifols SA	32,142	1,319,940	(a)

Health Care Equipment & Supplies - 0.4%
Coloplast A/S, Class B Shares	23,660	1,347,004	(a)

Health Care Providers & Services - 1.8%
Alfresa Holdings Corp.	16,300	842,426	(a)
Mediclinic International Ltd.	139,454	1,031,568	(a)
Medipal Holdings Corp.	89,000	1,100,690	(a)
Miraca Holdings Inc.	28,600	1,278,312	(a)
Rhoen-Klinikum AG	42,300	1,087,174	(a)
Suzuken Co., Ltd.	23,500	774,881	(a)

Total Health Care Providers & Services		6,115,051

Life Sciences Tools & Services - 0.8%
ICON PLC	25,000	1,023,280	*
Lonza Group AG, Registered Shares	22,078	1,806,570	*

Total Life Sciences Tools & Services		2,829,850

Pharmaceuticals - 7.1%
Bayer AG, Registered Shares	24,301	2,865,433	(a)
GlaxoSmithKline PLC	98,976	2,487,558	(a)
Merck KGaA	10,500	1,638,639	(a)
Novartis AG, Registered Shares	42,799	3,289,778	(a)
Novo Nordisk A/S, Class B Shares	19,501	3,305,966	(a)
Roche Holding AG	22,356	6,030,703	(a)
Sanofi	28,383	2,878,280	(a)
Shionogi & Co., Ltd.	63,500	1,338,122	(a)

Total Pharmaceuticals		23,834,479

TOTAL HEALTH CARE		35,446,324

INDUSTRIALS - 12.7%
Aerospace & Defense - 2.1%
Cobham PLC	340,309	1,582,180	(a)
European Aeronautic Defence & Space Co.	27,026	1,722,621	(a)
Qinetiq Group PLC	338,610	1,051,082	(a)
Safran SA	20,206	1,245,137	(a)
Thales SA	25,288	1,389,881	(a)

Total Aerospace & Defense		6,990,901

Air Freight & Logistics - 0.5%
Deutsche Post AG	53,400	1,773,168	(a)

Airlines - 0.7%
easyJet PLC	52,920	1,093,098	(a)
Japan Airlines Co., Ltd.	22,600	1,369,773	(a)

Total Airlines		2,462,871

Construction & Engineering - 1.7%
China Railway Construction Corp., Class H Shares	1,062,000	1,121,727	(a)
Daelim Industrial Co.	9,438	849,788	(a)
Keller Group PLC	22,317	375,380
Sino Thai Engineering & Construction PCL	1,468,300	1,069,295	(a)
Taisei Corp.	219,000	1,080,577	(a)
Vinci SA	20,215	1,175,485	(a)

Total Construction & Engineering		5,672,252

Electrical Equipment - 0.6%
Fuji Electric Holdings Co., Ltd.	269,000	1,100,687	(a)

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH INTERNATIONAL EQUITY TRUST

Schedule of investments (unaudited) (cont’d)	September 30, 2013

SECURITY	SHARES	VALUE
Electrical Equipment - 0.6% (continued)
Legrand SA	248	$13,777	(a)
Nordex SE	62,700	917,947	*(a)
Osram Licht AG	2,223	104,361	*(a)

Total Electrical Equipment		2,136,772

Industrial Conglomerates - 1.8%
Alfa SA de CV, Series A Shares	399,700	1,077,918
DCC PLC	35,053	1,434,314	(a)
Koninklijke Philips Electronics NV	27,238	878,441	(a)
Siemens AG, Registered Shares	22,235	2,680,631	(a)

Total Industrial Conglomerates		6,071,304

Machinery - 1.8%
Heidelberger Druckmaschinen AG	351,900	946,839	*(a)
Hino Motors Ltd.	108,000	1,600,511	(a)
Kone Oyj, Class B Shares	15,894	1,420,135	(a)
Schindler Holding AG	7,891	1,186,434	(a)
Tata Motors Ltd., ADR	40,500	1,078,110

Total Machinery		6,232,029

Marine - 0.4%
AP Moller - Maersk A/S	128	1,175,439	(a)

Road & Rail - 1.1%
Central Japan Railway Co.	14,500	1,861,952	(a)
East Japan Railway Co.	20,400	1,758,444	(a)

Total Road & Rail		3,620,396

Trading Companies & Distributors - 2.0%
Ashtead Group PLC	150,596	1,503,524	(a)
Itochu Corp.	147,200	1,808,535	(a)
Marubeni Corp.	237,000	1,870,670	(a)
Sojitz Corp.	853,100	1,675,810	(a)

Total Trading Companies & Distributors		6,858,539

TOTAL INDUSTRIALS		42,993,671

INFORMATION TECHNOLOGY - 3.7%
Electronic Equipment, Instruments & Components - 1.4%
AU Optronics Corp.	2,601,000	970,374	*(a)
InnoLux Corp.	1,962,000	943,153	*(a)
Murata Manufacturing Co., Ltd.	15,500	1,187,717	(a)
Omron Corp.	48,200	1,744,373	(a)

Total Electronic Equipment, Instruments & Components		4,845,617

Internet Software & Services - 0.8%
United Internet AG	27,241	1,032,298	(a)
Yahoo Japan Corp.	281,700	1,603,976	(a)

Total Internet Software & Services		2,636,274

IT Services - 0.4%
Amadeus IT Holding SA, Class A Shares	42,499	1,508,215	(a)

Semiconductors & Semiconductor Equipment - 0.4%
NXP Semiconductors NV	34,600	1,287,466	*

Software - 0.7%
Aveva Group PLC	15,432	649,187	(a)
SAP AG	12,985	959,748	(a)
Temenos Group AG	28,629	704,368	*

Total Software		2,313,303

TOTAL INFORMATION TECHNOLOGY		12,590,875

MATERIALS - 7.9%
Chemicals - 2.8%
BASF SE	24,714	2,372,920	(a)
Daicel Corp.	170,000	1,537,506	(a)

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH INTERNATIONAL EQUITY TRUST

Schedule of investments (unaudited) (cont’d)	September 30, 2013

SECURITY	SHARES	VALUE
Chemicals - 2.8% (continued)
EMS-Chemie Holding AG	2,737	$967,370	(a)
Johnson Matthey PLC	21,685	986,044	(a)
Mitsubishi Chemical Holdings Corp.	213,500	1,000,641	(a)
PTT Global Chemical PCL, NVDR	406,900	971,738	(a)
Yara International ASA	36,556	1,509,922	(a)

Total Chemicals		9,346,141

Construction Materials - 0.3%
Imerys SA	13,593	949,906	(a)

Containers & Packaging - 1.1%
Amcor Ltd.	84,768	829,468	(a)
DS Smith PLC	372,055	1,734,682
Rexam PLC	150,956	1,176,581	(a)

Total Containers & Packaging		3,740,731

Metals & Mining - 3.7%
Angang New Steel Co., Ltd.	1,570,000	934,500	*(a)
Antofagasta PLC	100,808	1,338,083	(a)
ArcelorMittal	32,646	448,971	(a)
BHP Billiton Ltd.	60,955	2,033,070	(a)
BHP Billiton PLC	55,567	1,636,656	(a)
Glencore Xstrata PLC	441,025	2,405,714	(a)
Rio Tinto PLC	33,429	1,637,156	(a)
Sesa Goa Ltd., ADR	68,340	789,231	*
Voestalpine AG	30,291	1,449,155	(a)

Total Metals & Mining		12,672,536

TOTAL MATERIALS		26,709,314

TELECOMMUNICATION SERVICES - 5.2%
Diversified Telecommunication Services - 3.2%
BT Group PLC	202,726	1,123,297	(a)
Deutsche Telekom AG, Registered Shares	119,219	1,729,235	(a)
Nippon Telegraph & Telephone Corp.	31,600	1,640,186	(a)
TDC A/S	159,300	1,347,943
Telecom Corp. of New Zealand Ltd.	309,013	596,792	(a)
Telefonica SA	121,357	1,896,698	*(a)
Telenor ASA	48,600	1,110,779	(a)
Telstra Corp., Ltd.	263,576	1,222,379	(a)

Total Diversified Telecommunication Services		10,667,309

Wireless Telecommunication Services - 2.0%
America Movil SAB de CV, Series L Shares, ADR	45,000	891,450
MegaFon OAO, GDR	41,200	1,452,781	(a)
Rogers Communications Inc., Class B Shares	13,300	571,872
Softbank Corp.	23,300	1,619,288	(a)
Vodafone Group PLC	673,386	2,374,512	(a)

Total Wireless Telecommunication Services		6,909,903

TOTAL TELECOMMUNICATION SERVICES		17,577,212

UTILITIES - 2.4%
Electric Utilities - 0.6%
E.ON SE	62,200	1,106,344	(a)
Tenaga Nasional Berhad	315,300	873,831	(a)

Total Electric Utilities		1,980,175

Gas Utilities - 1.1%
Gas Natural SDG SA	56,342	1,181,033	(a)
Osaka Gas Co., Ltd.	355,000	1,515,103	(a)
Tokyo Gas Co., Ltd.	183,000	1,005,921	(a)

Total Gas Utilities		3,702,057

Multi-Utilities - 0.7%
Centrica PLC	156,680	938,547	(a)

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH INTERNATIONAL EQUITY TRUST

Schedule of investments (unaudited) (cont’d)	September 30, 2013

SECURITY			SHARES	VALUE
Multi-Utilities - 0.7% (continued)
GDF Suez			58,635	$1,473,773	(a)

Total Multi-Utilities				2,412,320

TOTAL UTILITIES				8,094,552

TOTAL COMMON STOCKS (Cost - $269,146,661)				321,610,854

PREFERRED STOCKS - 0.4%
FINANCIALS - 0.1%
Commercial Banks - 0.1%
Itau Unibanco Holding SA			34,870	494,974

UTILITIES - 0.3%
Electric Utilities - 0.3%
Companhia Energetica de Minas Gerais			107,000	928,881

TOTAL PREFERRED STOCKS (Cost - $1,889,168)				1,423,855

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $271,035,829)				323,034,709

	RATE	MATURITY DATE	FACE AMOUNT
SHORT-TERM INVESTMENTS - 1.6%
Repurchase Agreements - 1.6%
Interest in $169,084,000 joint tri-party repurchase agreement dated 9/30/13 with Deutsche Bank Securities Inc.; Proceeds at maturity - $5,491,008; (Fully collateralized by various U.S. government obligations, 0.000% to 4.250% due 2/6/14 to 3/31/18; Market value - $5,600,821) (Cost - $5,491,000)	0.050%	10/1/13	$5,491,000	5,491,000

TOTAL INVESTMENTS - 97.0% (Cost - $276,526,829#)				328,525,709
Other Assets in Excess of Liabilities - 3.0%				10,146,713

TOTAL NET ASSETS - 100.0%				$338,672,422

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	— American Depositary Receipts
CVA	— Certificaaten van aandelen (Share Certificates)
GDR	— Global Depositary Receipts
NVDR	— Non Voting Depositary Receipt
OJSC	— Open Joint Stock Company

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH INTERNATIONAL EQUITY TRUST

Schedule of investments (unaudited) (cont’d)	September 30, 2013

Summary of Investments by Country **

Japan	21.9%
United Kingdom	16.5
France	9.4
Germany	9.1
Switzerland	8.8
Netherlands	4.8
Australia	3.7
Spain	2.7
Denmark	2.5
Sweden	2.3
Norway	1.7
China	1.6
Ireland	1.4
Hong Kong	1.3
Finland	1.0
India	1.0
Canada	1.0
Taiwan	0.9
Belgium	0.9
Austria	0.9
Russia	0.8
South Korea	0.7
Thailand	0.6
Mexico	0.6
South Africa	0.5
Brazil	0.4
United States	0.4
Malaysia	0.3
Portugal	0.2
New Zealand	0.2
Luxembourg	0.1
Turkey	0.1
Short - Term Investments	1.7

100.0%

**	As a percentage of total investments. Please note that the Fund holdings are as of September 30, 2013 and are subject to change.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Legg Mason Batterymarch International Equity Trust (the “Fund”) is a separate diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. On April 30, 2012, the Fund was reorganized as a new series of the Trust. Prior to April 30, 2012, the Fund was organized as a series of Legg Mason Global Trust, Inc., a Maryland Corporation.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
Common stocks:
Consumer discretionary	$1,366,584	$36,152,411	—	$37,518,995
Consumer staples	1,687,175	28,607,404	—	30,294,579
Energy	4,540,294	21,344,221	—	25,884,515
Financials	1,829,097	82,671,720	—	84,500,817
Health care	2,829,850	32,616,474	—	35,446,324
Industrials	2,531,408	40,462,263	—	42,993,671
Information technology	1,991,834	10,599,041	—	12,590,875
Materials	2,523,913	24,185,401	—	26,709,314
Telecommunication services	2,811,265	14,765,947	—	17,577,212
Utilities	—	8,094,552	—	8,094,552
Preferred stocks	1,423,855	—	—	1,423,855

Total long-term investments	$23,535,275	$299,499,434	—	$323,034,709

Short-term investments†	—	5,491,000	—	5,491,000

Total investments	$23,535,275	$304,990,434	—	$328,525,709

†	See Schedule of Investments for additional detailed categorizations.

For the period ended September 30, 2013, as a result of the fair value pricing procedures for international equities utilized by the Fund, certain securities have transferred in and out of Level 1 and Level 2 measurements during the period. The Fund’s policy is to recognize transfers between levels as of the end of the reporting period. At September 30, 2013, securities valued at $1,842,917, were temporarily transferred from Level 1 to Level 2 within the fair value hierarchy because fair value procedures were applied when the change in value of a domestic equity security index suggested that the closing prices on foreign exchanges may no longer have represented the value of those securities at the time of closing of the NYSE.

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase

Notes to Schedule of Investments (unaudited) (continued)

transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d) Forward foreign currency contracts. The Fund enters into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.

When entering into a forward foreign currency contract, the Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(e) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(f) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions, where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s investment manager attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the investment manager. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

The Fund has entered into master agreements with certain of its derivative counterparties that provide for general obligations, representations, agreements, collateral, events of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or NAV over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Securities pledged as collateral, if any, to cover the obligations of the Fund under derivative contracts, are noted in the Schedule of Investments.

As of September 30, 2013, the Fund did not have any open derivative transactions with credit related contingent features in a net liability position.

Notes to Schedule of Investments (unaudited) (continued)

(g) Security transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At September 30, 2013, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$58,069,499
Gross unrealized depreciation	(6,070,619)

Net unrealized appreciation	$51,998,880

3. Derivative instruments and hedging activities

GAAP requires enhanced disclosure about an entity’s derivative and hedging activities.

At September 30, 2013, the Fund did not have any derivative instruments outstanding.

During the period ended September 30, 2013, the volume of derivative activity for the Fund was as follows:

Average Market Value
Forward foreign currency contracts (to buy) †	$1,717,858
Forward foreign currency contracts (to sell) †	13,104,133

†	At September 30, 2013, there were no open positions held in this derivative.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Global Asset Management Trust

By	/s/ KENNETH. D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	November 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	November 25, 2013

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	November 25, 2013